Financial Risk Management - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	$ (7,873)
Borrowings	(25,104)
Lease liabilities	(2,159)	$ (2,707)
Total as at December 31, 2019	(35,136)
Trade and other payables, total undiscounted cash flows	(7,873)
Borrowings, total undiscounted cash flows	(34,852)
Lease liabilities, total undiscounted cash flows	(2,336)
Total undiscounted cash flows, as at December 31, 2019	(45,061)
Up to 1 year [Member]
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	(7,873)
Borrowings	(2,206)
Lease liabilities	(709)
Total as at December 31, 2019	(10,788)
1 to 5 years [Member]
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	0
Borrowings	(32,646)
Lease liabilities	(1,627)
Total as at December 31, 2019	(34,273)
Maturities more than 5 years [Member]
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	0
Borrowings	0
Lease liabilities	0
Total as at December 31, 2019	$ 0